LOANS - Aging of the Corporation's loan portfolio (Details 1) (Loans receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	$ 6,055		$ 12,714
90 Days and Greater Past Due	3,871		2,904
Total past dues	9,926		15,618
Current	557,233		502,184
Total loans	567,159		517,802
Residential and consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	3,848		5,205
90 Days and Greater Past Due	394		1,006
Total past dues	4,242		6,211
Current	226,992		230,665
Total loans	231,234		236,879
Residential and consumer | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	112		73
90 Days and Greater Past Due	7		4
Total past dues	119		77
Current	11,502		14,220
Total loans	11,621		14,297
Residential and consumer | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	3,543		5,131
90 Days and Greater Past Due	387		1,002
Total past dues	3,930		6,133
Current	192,419		190,749
Total loans	196,349	[1]	196,882	[1]
Residential and consumer | Other retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	193		1
90 Days and Greater Past Due
Total past dues	193		1
Current	23,071		25,699
Total loans	23,264		25,700
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	2,207		7,509
90 Days and Greater Past Due	3,477		1,898
Total past dues	5,684		9,407
Current	330,241		271,516
Total loans	335,925		280,923
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	618		3,858
90 Days and Greater Past Due	1,457		1,419
Total past dues	2,075		5,277
Current	81,556		55,171
Total loans	83,631		60,448
Commercial | Nonfarm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	666		2,166
90 Days and Greater Past Due	448		320
Total past dues	1,114		2,486
Current	166,451		137,156
Total loans	167,565		139,642
Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	160		44
90 Days and Greater Past Due
Total past dues	160		44
Current	36,163		28,998
Total loans	36,323		29,042
Commercial | Commercial loans secured by real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	22
90 Days and Greater Past Due	193
Total past dues	215
Current	23,768		4,095
Total loans	23,983		4,095
Commercial | All other commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30 - 89 Days past due	741		1,441
90 Days and Greater Past Due	1,379		159
Total past dues	2,120		1,600
Current	22,303		50,191
Total loans	$ 24,423		$ 47,696

[1]	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit